Employee Option Plans	12 Months Ended
Dec. 31, 2024
Employee Option Plans [Abstract]
EMPLOYEE OPTION PLANS

Note 19:- Employee Option Plans

a)	Formula and its subsidiaries grant, from time to time, options, restricted share units or restricted shares to their officers and employees to purchase shares in the respective companies. In general, the options expire ten years after grant. The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:

	Year ended December 31,
	2024	2023	2022

General and administrative expenses	$16,164	$18,622	$14,953
	$16,164	$18,622	$14,953

b)	Formula:

In August 2021, the Company adopted its 2021 Share Incentive Plan (the “2021 Plan”). Pursuant to the 2021 Plan, the Company may grant from time to time to its employees, office holders and consultants, options to purchase, share-based awards or restricted shares with respect to, up to an aggregate of 350,000 Ordinary shares (including 48,378 Ordinary shares that were reserved for issuance under prior years plans and not subject to outstanding grants and transferred to the 2021 Plan). The 2021 Plan is administered by the Company’s board of directors. The 2021 Plan provides that options, restricted shares, or other stock-based awards may be granted, from time to time, to such grantees to be determined by the Company’s board of directors, at such exercise prices and with such vesting or other terms as shall be determined by the Company’s board of directors at its sole and absolute discretion.

In March 2022, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded 21,000 restricted shares under the 2021 Plan. These restricted shares vest on a quarterly basis over a six-year period, commencing on March 15, 2022 and concluding on December 31, 2027. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $2,031 ($96.7 per share). The total compensation expense that the Company recorded in its statement of profit or loss for the years ended December 31, 2024, 2023 and 2022 in respect of the above grant was $249, $407 and $973, respectively. As of December 31, 2024, 12,000 Ordinary shares out of the 21,000 Ordinary shares, were fully vested.

In March 2022, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded employees of the Company 2,400 restricted shares under the 2021 Plan. These restricted shares vest at certain points in time over a six-year period, commencing on March 15, 2022 and concluding on December 31, 2027. The total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $232 ($96.7 per share). As of December 31, 2024, 1,372 Ordinary shares out of the 2,400 Ordinary shares, were fully vested.

In January 2023, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded 15,000 restricted shares under the 2021 plan. These restricted shares vest on an annual basis over a six-year period, commencing on December 31, 2023 and concluding on December 31, 2029. The total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $1,225 ($81.65 per share). As of December 31, 2024, 4,285 Ordinary shares out of the 15,000 Ordinary shares were fully vested.

In November 2020, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded its chief executive officer 611,771 restricted stock units (“RSUs”) in respect of ordinary shares of the Company. 66.67% of the RSUs (i.e., 407,847 RSUs) are subject to time-based vesting that shall start as of the grant date and shall end as of December 31, 2027, subject to the continued engagement of Formula’s chief executive officer with the Company as of that date (the “Vesting Period”); and up to 33.33% of the RSUs (i.e., 203,924 RSUs as of the date hereof) are subject to performance-based vesting, and shall vest as of December 31, 2027 on a pro-rata basis with respect to each fiscal year (starting as of January 1, 2020) during the Vesting Period in which the target EBITDA (as defined in the grant) is achieved, subject to the continued engagement of Formula’s chief executive officer with the Company. At the end of the vesting period, the number of performances-based RSUs that vests shall be equal to (i) the number of fiscal years in which the target EBITDA (as defined in the grant) was achieved multiplied by (ii) 25,490.50 RSUs (rounded to the nearest whole number, up to a cap of 203,924 RSUs in total).

The total fair value of the grant was calculated based on the Formula share price on the grant date and equaled NIS 170,684 thousand, or $50,054 ($81.8 per share). The total compensation expense the Company recorded in its statement of profit or loss in respect of this grant, in accordance with accounting principles, for the years ended December 31, 2024, 2023, and 2022 was approximately $6,437, $6,460 and $7,089, respectively.

In the event of termination of Formula’s chief executive officer services agreement with the Company, by the Company for Cause (as defined in the services agreement), the RSUs will immediately terminate and become null and void, and all interests and rights of Formula’s chief executive officer in and to the same will expire. In case of termination of Formula’s chief executive officer services agreement by the Company not for Cause, or due to the resignation of Formula’s chief executive officer for Good Reason (as defined in the grant), all unvested RSUs that could have vested from the grant date until December 31, 2027, assuming all performance and time conditions and future targets would have been fulfilled (including all targets that would have resulted in vesting with respect to any Previous Year which could have still been met in future years), will accelerate and become immediately vested and exercisable, regardless of the actual occurrence or failure to occur of any of the future performance targets relating to those RSUs.

In the event of resignation by Formula’s chief executive officer not for Good Reason (as defined in the grant), Formula’s chief executive officer RSUs will vest, in an accelerated manner, in such portion equal to the pro-rata portion of the Vesting Period that has already lapsed (based on the full number of Fiscal Quarters that have lapsed form January 1, 2020 until the actual resignation date, including notice period). However, any performance-based RSUs for which the applicable target was not achieved up until the resignation date (including the notice period) will expire and terminate.

Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Formula equity incentive plan as of December 31, 2024, 2023 and 2022 were $20,371, $27,703 and $34,972, respectively.

c)	Matrix:

In December 2022, Matrix entered into a new employment agreement with its chief executive officer, Mr. Moti Gutman, for the provision of management services for a term of five years starting on January 1, 2023. As part of the new employment agreement, Matrix awarded Mr. Gutman 375,000 Matrix restricted shares. 40% of the options will be vested on December 31, 2024 with the remaining amount vesting in equal parts on December 31, 2025, 2026 and 2027 but in any case not before the publication of Matrix’s financial statements for each respective year. The fair value of the restricted shares amounted on the date of grant to NIS 27,851 thousand (approximately $7,914).

On March 12, 2023, Matrix’s board of directors approved, following the approval by Matrix’s compensation committee, the allocation of 920,000 options exercisable up to 920,000 ordinary Matrix’s shares of NIS 1 par value, to 18 officers and senior employees of Matrix or of its controlled companies. Upon termination of an officer’s employment, 45,000 options were forfeited before vesting. The exercise of the options at the date of grant is NIS 71.25. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested on March 12, 2025, with the remaining amount vesting in equal parts on March 12, 2026 and 2027.

The fair value of the options was estimated on the date of grant using the Binomial model based on the terms which are: risk-free interest rate is 3.34%-4.53%, early exercise factor is 130% and expected volatility is 31%. The contractual life of the options is 5 years from the date of grant.

On August 9, 2023, Matrix’s board of directors approved, following the approval by Matrix’s compensation committee, the allocation of 45,000 options exercisable up to 45,000 ordinary Matrix’s shares of NIS 1 par value, to a senior employee of Matrix. The exercise of the options at the date of grant is NIS 73.73. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested in August, 2025, with the remaining amount vesting in equal parts on August 10, 2026 and 2027. The contractual life of the stock options is 5 years from the grant date.

On May 15, 2024, Matrix’s board of directors approved, following the approval by Matrix’s Compensation Committee, the allocation of 20,000 options exercisable up to 20,000 ordinary Martrix’s shares of NIS 1 par value, to a senior employee of Matrix. The exercise of the options at the date of grant is NIS 78.55. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested on May 15, 2026, with the remaining amount vesting in equal parts on May 15, 2027 and 2028. The contractual life of the stock options is 4 years from the grant date. The fair value of the options is estimated on the grant date at NIS 19.05 per option.

The following table summarizes Matrix’s employee share-based compensation activity during the year ended December 31, 2024:

	Number of options, RSU and RS	Weighted average exercise price($)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2024	1,295,000	13.6	4.16	7,336
Granted	20,000	21.66	4	27
Expired and forfeited	-
Exercised	-

Outstanding as of December 31, 2024	1,315,000	13.01	3.16	13,816
Exercisable as of December 31, 2024	150,000	-	-	-

The aggregate intrinsic value provided in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Matrix’s ordinary shares and the change in the exchange rate between the New Israeli Shekel and dollar. Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Matrix equity incentive plan as of December 31, 2024, 2023 and 2022 were $3,898, $8,808 and $0, respectively.

d)	Sapiens:

The following table summarizes Sapiens’ share-based compensation activity during the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2024	1,945,500	24.52	3.71	9,118
Granted	145,000	30.83
Expired and forfeited	(123,785)	18.37
Exercised	(298,715)	24.03

Outstanding as of December 31, 2024	1,668,000	24.96	3.11	4,977
Exercisable as of December 31, 2024	834,900	25.07	2.67	2,339

In 2024, 2023 and 2022, Sapiens granted 145,000, 429,500 and 404,500 stock options, respectively, to its employees and directors to purchase its shares. The weighted average grant date fair values of the options granted during the years ended December 31, 2024, 2023 and 2022 were $9.02, $6.51 and $7.22, respectively. The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Sapiens’ common shares. The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $1,913, $851 and $250, respectively.

The options outstanding under Sapiens’ stock option plans as of December 31, 2024 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options Outstanding	Weighted Average remaining contractual term	Weighted Average exercise price	Options Exercisable	Weighted Average exercise price of Options Exercisable
$		(Years)	$		$

13.31	5,000	0.59	13.31	5,000	13.31
17.69-20.61	512,000	4.09	19.64	224,150	19.42
21.46-23.12	236,500	2.85	21.81	125,500	22.12
26.71-28.03	662,500	2.10	27.91	390,000	27.93
28.35-32.91	217,000	3.80	30.03	90,250	31.54
38.61	35,000	5.58	38.61	-

	1,668,000	3.11	24.96	834,900	25.07

The total share-based compensation expense related to all of Sapiens’ equity-based awards, recognized for the years ended December 31, 2024, 2023 and 2022, after being adjusted to comply with IFRS, was $2,952, $3,621 and $3,835, respectively. As of December 31, 2024, there was $4,086 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 1.51 years.

A summary of the RSU activities in Sapiens in the year ended on December 31, 2024, is as follows:

		Weighted Average
	Amount of	Grant-Date Fair
	options	value

Unvested as of January 1, 2024	72,823	$27.95
Granted	-	-
Vested	(30,206)	275.67
Expired and forfeiture	(42,617)	28.13

Unvested as of December 31, 2024	-	-

e)	Magic Software:

Stock Option Plan of Comm-IT Technology Solutions Ltd (“Comm-IT Solutions”), a subsidiary of Magic Software:

Under the Comm-IT Solutions’ 2022 Stock Option Plan, (“Comm-IT Solutions 2022 Plan”), options may be granted to employees, officers, directors and consultants of Comm-IT Solutions and its subsidiaries. Pursuant to Comm-IT Solutions 2022 Plan, Comm-IT Solutions shall reserve in its registered and reserved capital, such sufficient number of shares (subject to any adjustment in the capital under the Comm-IT Solutions 2022 Plan) required in order to consummate the Comm-IT Solutions 2022 Plan.

In December 2022, Comm-IT Solutions, awarded 12 of its senior officers 4,028 options to purchase 4,028 shares of Comm-IT Solutions. 827 of the options have fully vested upon their grant, whereas the vesting of the remainder of the options is subject to Comm-IT Solutions and its subsidiaries meeting certain EBITDA targets for the years 2023-2024. In 2023, Comm-IT Solutions fully achieved plan EBITDA targets. Subject to the EBITDA targets to be met, as well as the officers continued employment with Comm-IT Solutions throughout 2027, the options will vest at certain points in time throughout the years 2024 to 2027.

In May 2024, Comm-IT Solutions awarded 116 options to four of its senior officers to purchase 116 shares of Comm-IT Solutions. The options were granted under the Comm-IT Solutions 2022 Plan, at an exercise price of $1,822 per share. The options are subject to a vesting schedule and performance conditions similar to those applicable to the options granted in December 2022, including the achievement of EBITDA targets and continued employment through 2027.

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2024 and changes during the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding as of January 1, 2024	4,028	256.79	6.94
Exercised	(451)	-
Granted	116	1,767.8

Outstanding as of December 31, 2024	3,693	252.74	5.94

Exercisable as of December 31, 2024	3,388	$142.65	5.93

As of December 31, 2024, there was $176 of total unrecognized compensation cost related to non-vested options of Comm-IT Solutions, which is expected to be recognized in full over a weighted average period of 1.3 years.

The options outstanding as of December 31, 2024, have been separated into exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)		$
0	2,787	5.92	2,787	0
116.83	297	5.99	297	116.83
1,475.75	609	5.99	304	1,475.75
	3,693	5.93	3,388	$142.65